Investments in Associates and Joint Ventures_Changes In Investments In Associates And Joint Ventures(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	₩ 598,240			₩ 504,932
Acquisition and others	[1]	515,742			92,200
Disposal and others	[1]	(251,575)			(8,475)
Dividends	[1]	(18,669)			(16,287)
Gains(losses) on equity-method accounting	[1]	(68,518)			17,594
Other comprehensive income	[1]	(3,785)			10,842
Impairment loss	[1]				(2,566)
Ending		₩ 771,435	[1]	$ 710,274	598,240	[1]	₩ 504,932	[1]
Gain on disposal of investments in associates and joint ventures					₩ 1,423
Description Of Other Changes In Investments In Associates					Gain on disposal of investments in associates and joint ventures for the year ended December 31, 2019 is KRW 1,423 million.
KB Pre IPO Secondary Venture Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 1,705	[2],[3]		₩ 1,649
Acquisition and others	[1]	0			0
Disposal and others	[1]	(586)			(317)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	160			373
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1]	₩ 1,279	[2],[3]		₩ 1,705	[2],[3]	₩ 1,649
KB GwS Private Securities Investment Trust
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 136,168	[3]		₩ 134,362
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	(9,525)			(9,297)
Gains(losses) on equity-method accounting	[1]	14,716			11,103
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1]	₩ 141,359	[3]		₩ 136,168	[3]	₩ 134,362
KB Star Office Private Real Estate Investment Trust No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 19,839	[3]		₩ 19,839
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	227			0
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1]	₩ 20,066	[3]		₩ 19,839	[3]	₩ 19,839
PT Bank Bukopin TBK
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1],[4]	₩ 121,381	[3]		₩ 113,932
Acquisition and others	[1],[4]	43,909			0
Disposal and others	[1],[4]	(54,069)			0
Dividends	[1],[3],[4]	0			0
Gains(losses) on equity-method accounting	[1],[4]	(107,258)			(1,236)
Other comprehensive income	[1],[4]	(3,963)			10,408
Impairment loss	[1],[4]				(1,723)
Ending	[1],[4]	₩ 0	[3]		₩ 121,381	[3]	₩ 113,932
Balhae Infrastructure Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 101,391	[2],[3]		₩ 108,050
Acquisition and others	[1]	893			592
Disposal and others	[1]	0			0
Dividends	[1],[3]	(6,973)			(6,855)
Gains(losses) on equity-method accounting	[1]	11,313			(396)
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1]	₩ 106,624	[2],[3]		₩ 101,391	[2],[3]	₩ 108,050
Aju Good Technology Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 23,016	[3]		₩ 18,134
Acquisition and others	[1]	0			1,960
Disposal and others	[1]	(2,885)			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	1,217			2,922
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1]	₩ 21,348	[3]		₩ 23,016	[3]	₩ 18,134
SY Auto Capital Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 12,725	[3]		₩ 10,672
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	3,422			2,158
Other comprehensive income	[1]	(3)			(105)
Impairment loss	[1]				0
Ending	[1]	₩ 16,144	[3]		₩ 12,725	[3]	₩ 10,672
Big Dipper Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 125	[3]		₩ 280
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(125)			(155)
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1]	0	[3]		₩ 125	[3]	₩ 280
APRO Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship					Associates		Associates
Beginning	[1]	₩ 2,790	[2],[3]		₩ 1,403
Acquisition and others	[1]				0
Disposal and others	[1]				0
Dividends	[1],[3]				0
Gains(losses) on equity-method accounting	[1]				1,386
Other comprehensive income	[1]				1
Impairment loss	[1]				0
Ending	[1]				₩ 2,790	[2],[3]	₩ 1,403
Paycoms Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 45	[3],[5]		₩ 103
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	153			(58)
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1]	₩ 198	[3],[5]		₩ 45	[3],[5]	₩ 103
Food Factory Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 1,000	[3],[6]		₩ 928
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	247			72
Other comprehensive income	[1]	34			0
Impairment loss	[1]				0
Ending	[1]	₩ 1,281	[3],[6]		₩ 1,000	[3],[6]	₩ 928
KB Private Equity Fund No.3
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 7,754	[2],[3]		₩ 7,830
Acquisition and others	[1]	0			0
Disposal and others	[1]	(8,000)			0
Dividends	[1],[3]	(2,082)			0
Gains(losses) on equity-method accounting	[1]	2,422			(76)
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1]	₩ 94	[2],[3]		₩ 7,754	[2],[3]	₩ 7,830
Korea Credit Bureau Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 5,991	[2],[3]		₩ 5,941
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	(89)			(135)
Gains(losses) on equity-method accounting	[1]	1,251			185
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1]	₩ 7,153	[2],[3]		₩ 5,991	[2],[3]	₩ 5,941
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 13,616	[3]		₩ 14,601
Acquisition and others	[1]	0			0
Disposal and others	[1]	(3,231)			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(540)			(985)
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1]	₩ 9,845	[3]		₩ 13,616	[3]	₩ 14,601
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 1,625	[2],[3]		₩ 1,581
Acquisition and others	[1]	0			66
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(69)			(26)
Other comprehensive income	[1]	0			4
Impairment loss	[1]				0
Ending	[1]	₩ 1,556	[2],[3]		₩ 1,625	[2],[3]	₩ 1,581
POSCO-KB Shipbuilding Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 6,847	[3]		₩ 4,463
Acquisition and others	[1]	5,000			2,500
Disposal and others	[1]	(2,125)			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	3,173			(116)
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1]	12,895	[3]		₩ 6,847	[3]	₩ 4,463
GH Real Estate I LP
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship					Associates		Associates
Beginning	[1]	₩ 19,042	[3]		₩ 17,252
Acquisition and others	[1]				0
Disposal and others	[1]				0
Dividends	[1],[3]				0
Gains(losses) on equity-method accounting	[1]				1,553
Other comprehensive income	[1]				237
Impairment loss	[1]				0
Ending	[1]				₩ 19,042	[3]	₩ 17,252
UNION Media Commerce Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 961	[3]		₩ 962
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(1)			(1)
Other comprehensive income	[1]	0			0
Others	[1]				0
Impairment loss	[1]				0
Ending	[1]	₩ 960	[3]		₩ 961	[3]	₩ 962
KBSP Private Equity Fund No.4
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates
Beginning	[1],[2],[3]	₩ 5,904
Acquisition and others	[1]	0			₩ 6,100
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	46			(196)
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1],[2],[3]	₩ 5,950			₩ 5,904
KB Social Impact Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates
Beginning	[1],[3]	₩ 1,465
Acquisition and others	[1]	1,500			₩ 1,500
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(91)			(35)
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1],[3]	₩ 2,874			₩ 1,465
KB-Solidus Global Healthcare Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates
Beginning	[1],[3]	₩ 45,718
Acquisition and others	[1]	10,920			₩ 42,697
Disposal and others	[1]	(4,940)			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(5,485)			3,021
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1],[3]	₩ 46,213			₩ 45,718
KB-Stonebridge Secondary Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates
Beginning	[1],[2],[3]	₩ 4,944
Acquisition and others	[1]	9,093			₩ 7,070
Disposal and others	[1]	0			(1,855)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	2,599			(271)
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1],[2],[3]	₩ 16,636			₩ 4,944
KB SPROTT Renewable Private Equity Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates
Beginning	[1],[3]	₩ 1,295
Acquisition and others	[1]	4,128			₩ 1,667
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(374)			(372)
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1],[3]	₩ 5,049			₩ 1,295
KB-UTC Inno-Tech Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates
Beginning	[1],[3]	₩ 417
Acquisition and others	[1]	16,966			₩ 450
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(384)			(33)
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1],[3]	₩ 16,999			₩ 417
KB-KDBC Pre-IPO New Technology Business Investment Fund [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Joint ventures		Joint ventures	Joint ventures		Joint ventures
Beginning	[1]	₩ 18,988	[3],[7]		₩ 14,594
Acquisition and others	[1]	0			5,000
Disposal and others	[1]	(6,399)			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	3,453			(606)
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1]	₩ 16,042	[3],[7]		₩ 18,988	[3],[7]	₩ 14,594
KB-TS Technology Venture Private Equity Fund [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Joint ventures		Joint ventures	Joint ventures		Joint ventures
Beginning	[1]	₩ 19,731	[3],[7]		₩ 13,777
Acquisition and others	[1]	2,240			7,440
Disposal and others	[1]	(5,488)			(1,840)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	1,232			269
Other comprehensive income	[1]	(85)			85
Impairment loss	[1]				0
Ending	[1]	₩ 17,630	[3],[7]		₩ 19,731	[3],[7]	₩ 13,777
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Joint ventures		Joint ventures	Joint ventures		Joint ventures
Beginning	[1]	₩ 19,752	[3],[7]		₩ 7,930
Acquisition and others	[1]	8,000			13,250
Disposal and others	[1]	(3,200)			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	2,211			(1,428)
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1]	₩ 26,763	[7]		₩ 19,752	[3],[7]	₩ 7,930
KB-SJ Tourism Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates		Associates
Beginning	[1]	₩ 2,761	[2],[3]		₩ 1,386
Acquisition and others	[1]	1,500			1,500
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(128)			(125)
Other comprehensive income	[1]	0			0
Impairment loss	[1]				0
Ending	[1]	₩ 4,133	[2],[3]		₩ 2,761	[2],[3]	₩ 1,386
Incheon Bridge Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates	Associates
Acquisition and others	[1]	₩ 0
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	0
Other comprehensive income	[1]	0
Ending	[1],[2],[3]	₩ 0
WJ Private Equity Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates
Acquisition and others	[1]	₩ 10,000
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(289)
Other comprehensive income	[1]	0
Ending	[1],[3]	₩ 9,711
All Together Korea Fund No.2
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates
Acquisition and others	[1]	₩ 100,000
Disposal and others	[1]	(90,000)
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	150
Other comprehensive income	[1]	(127)
Ending	[1],[3]	₩ 10,023
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates
Acquisition and others	[1]	₩ 5,700
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(89)
Other comprehensive income	[1]	0
Ending	[1],[2],[3]	₩ 5,611
JR GLOBAL REIT
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates
Acquisition and others	[1]	₩ 219,493
Disposal and others	[1]	(3,639)
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	0
Other comprehensive income	[1]	0
Ending	[1],[3]	₩ 215,854
Project Vanilla Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates
Acquisition and others	[1]	₩ 2,450
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(299)
Other comprehensive income	[1]	0
Ending	[1],[3]	₩ 2,151
December & Company Inc.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates
Acquisition and others	[1]	₩ 30,000
Disposal and others	[1]	(5,151)
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(447)
Other comprehensive income	[1]	0
Ending	[1],[2],[3]	₩ 24,402
2020 KB Fintech Renaissance Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates
Acquisition and others	[1]	₩ 550
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(3)
Other comprehensive income	[1]	0
Ending	[1],[2],[3]	₩ 547
KB Material and Parts No.1 PEF
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates
Acquisition and others	[1]	₩ 3,400
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(29)
Other comprehensive income	[1]	0
Ending	[1],[2],[3]	₩ 3,371
FineKB Private Equity Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Description of nature of related party relationship		Associates		Associates
Acquisition and others	[1]	₩ 0
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	0
Other comprehensive income	[1]	0
Ending	[1],[3]	0
Others
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	1,244			₩ 5,263
Acquisition and others	[1]				408
Disposal and others	[1]				(4,463)
Dividends	[1]				0
Gains(losses) on equity-method accounting	[1]				667
Other comprehensive income	[1]				212
Impairment loss	[1]				(843)
Ending	[1]				1,244		₩ 5,263
Others 2020
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	23,076
Acquisition and others	[1]	40,000
Disposal and others	[1]	(61,862)
Dividends	[1]	0
Gains(losses) on equity-method accounting	[1]	(899)
Other comprehensive income	[1]	359
Ending	[1]	₩ 674			₩ 23,076

[1]	Gains on disposal of investments in associates and joint ventures amount to KRW 1,423 million KRW 24,768 million for the years ended December 31, 2019 and 2020, respectively.
[2]	As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.
[3]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments made by the Group, such as fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
[4]	The investment was reclassified to subsidiaries from associates for the year ended December 31, 2020 due to additional share purchase.
[5]	The ownership of Paycoms Co., Ltd. would be 22.96% and 22.96% as of December 31, 2019 and 2020, respectively, considering the potential voting rights from convertible bond.
[6]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2019 and 2020, respectively, considering the potential voting rights from convertible bond.
[7]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.